Climate change and energy transition - Schedule of investments included as additions to PP&E, intangibles and equity accounted investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 14,500	$ 9,994	$ 8,506
REN [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,007	298
REN [Member] | Offshore [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	880	146
REN [Member] | Onshore [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	1,127	152
LCS [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	179	36
REN and LCS [Member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	$ 2,186	$ 334